Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 31, 2016
Prospectus Date	Jan. 31, 2016
Class A Prospectus | SIMT Large Cap Fund | SIMT Large Cap Fund - Class A
Prospectus:
Trading Symbol	SLGAX
Class A Prospectus | SIMT LARGE CAP VALUE FUND | SIMT LARGE CAP VALUE FUND - CLASS A
Prospectus:
Trading Symbol	TRMVX
Class A Prospectus | SIMT LARGE CAP GROWTH FUND | SIMT LARGE CAP GROWTH FUND - CLASS A
Prospectus:
Trading Symbol	SELCX
Class A Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | SIMT TAX-MANAGED LARGE CAP FUND - CLASS A
Prospectus:
Trading Symbol	TMLCX
Class A Prospectus | SIMT S&P 500 Index Fund | Class A
Prospectus:
Trading Symbol	SSPIX
Class A Prospectus | SIMT Small Cap Fund | SIMT Small Cap Fund - Class A
Prospectus:
Trading Symbol	SLLAX
Class A Prospectus | SIMT SMALL CAP VALUE FUND | SIMT SMALL CAP VALUE FUND - CLASS A
Prospectus:
Trading Symbol	SESVX
Class A Prospectus | SIMT SMALL CAP GROWTH FUND | SIMT SMALL CAP GROWTH FUND - CLASS A
Prospectus:
Trading Symbol	SSCGX
Class A Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | SIMT TAX-MANAGED SMALL/MID CAP FUND - CLASS A
Prospectus:
Trading Symbol	STMSX
Class A Prospectus | SIMT MID CAP FUND | SIMT MID CAP FUND - CLASS A
Prospectus:
Trading Symbol	SEMCX
Class A Prospectus | SIMT US MANAGED VOLATILITY FUND | SIMT US MANAGED VOLATILITY FUND - CLASS A
Prospectus:
Trading Symbol	SVOAX
Class A Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | SIMT GLOBAL MANAGED VOLATILITY FUND - CLASS A
Prospectus:
Trading Symbol	SVTAX
Class A Prospectus | SIMT Tax-Managed Managed Volatility Fund | SIMT Tax-Managed Managed Volatility Fund - Class A
Prospectus:
Trading Symbol	TMMAX
Class A Prospectus | SIMT REAL ESTATE FUND | SIMT REAL ESTATE FUND - CLASS A
Prospectus:
Trading Symbol	SETAX
Class A Prospectus | SIMT ENHANCED INCOME FUND | SIMT ENHANCED INCOME FUND - CLASS A
Prospectus:
Trading Symbol	SEEAX
Class A Prospectus | SIMT CORE FIXED INCOME FUND | SIMT CORE FIXED INCOME FUND - CLASS A
Prospectus:
Trading Symbol	TRLVX
Class A Prospectus | SIMT U.S. Fixed Income Fund | SIMT U.S. Fixed Income Fund - Class A
Prospectus:
Trading Symbol	SUFAX
Class A Prospectus | SIMT HIGH YIELD BOND FUND | SIMT HIGH YIELD BOND FUND - CLASS A
Prospectus:
Trading Symbol	SHYAX
Class A Prospectus | SIMT Real Return Fund | Class A
Prospectus:
Trading Symbol	SRAAX
Class A Prospectus | SIMT Dynamic Asset Allocation Fund | Class A
Prospectus:
Trading Symbol	SDYAX
Class A Prospectus | SIMT Multi-Strategy Alternative Fund | Class A
Prospectus:
Trading Symbol	SMSAX
Class A Prospectus | SIMT Long/Short Alternative Fund | Class A
Prospectus:
Trading Symbol	SNAAX
Class A Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class A
Prospectus:
Trading Symbol	SAAAX
Class A Prospectus | SIMT MULTI-ASSET INCOME FUND | Class A
Prospectus:
Trading Symbol	SIOAX
Class A Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class A
Prospectus:
Trading Symbol	SIFAX
Class A Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class A
Prospectus:
Trading Symbol	SCLAX
Class I Prospectus | SIMT LARGE CAP VALUE FUND | SIMT LARGE CAP VALUE FUND - CLASS I
Prospectus:
Trading Symbol	SEUIX
Class I Prospectus | SIMT LARGE CAP GROWTH FUND | SIMT LARGE CAP GROWTH FUND - CLASS I
Prospectus:
Trading Symbol	SPGIX
Class I Prospectus | SIMT S&P 500 Index Fund | Class I
Prospectus:
Trading Symbol	SPIIX
Class I Prospectus | SIMT SMALL CAP VALUE FUND | SIMT SMALL CAP VALUE FUND - CLASS I
Prospectus:
Trading Symbol	SMVIX
Class I Prospectus | SIMT SMALL CAP GROWTH FUND | SIMT SMALL CAP GROWTH FUND - CLASS I
Prospectus:
Trading Symbol	SPWIX
Class I Prospectus | SIMT MID CAP FUND | SIMT MID CAP FUND - CLASS I
Prospectus:
Trading Symbol	SIPIX
Class I Prospectus | SIMT US MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SEVIX
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SGMIX
Class I Prospectus | SIMT REAL ESTATE FUND | Class I
Prospectus:
Trading Symbol	SEIRX
Class I Prospectus | SIMT ENHANCED INCOME FUND | Class I
Prospectus:
Trading Symbol	SEIIX
Class I Prospectus | SIMT CORE FIXED INCOME FUND | SIMT CORE FIXED INCOME FUND - CLASS I
Prospectus:
Trading Symbol	SCXIX
Class I Prospectus | SIMT U.S. Fixed Income Fund | SIMT U.S. Fixed Income Fund - Class I
Prospectus:
Trading Symbol	SUFIX
Class I Prospectus | SIMT HIGH YIELD BOND FUND | Class I
Prospectus:
Trading Symbol	SEIYX
Class I Prospectus | SIMT Real Return Fund | Class I
Prospectus:
Trading Symbol	SSRIX
Class Y Prospectus | SIMT Large Cap Fund | Class Y
Prospectus:
Trading Symbol	SLYCX
Class Y Prospectus | SIMT LARGE CAP VALUE FUND | Class Y
Prospectus:
Trading Symbol	SVAYX
Class Y Prospectus | SIMT LARGE CAP GROWTH FUND | Class Y
Prospectus:
Trading Symbol	SLRYX
Class Y Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | Class Y
Prospectus:
Trading Symbol	STLYX
Class Y Prospectus | SIMT S&P 500 Index Fund | Class Y
Prospectus:
Trading Symbol	SETYX
Class Y Prospectus | SIMT Small Cap Fund | Class Y
Prospectus:
Trading Symbol	SMYFX
Class Y Prospectus | SIMT SMALL CAP VALUE FUND | Class Y
Prospectus:
Trading Symbol	SPVYX
Class Y Prospectus | SIMT SMALL CAP GROWTH FUND | Class Y
Prospectus:
Trading Symbol	SMAYX
Class Y Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | Class Y
Prospectus:
Trading Symbol	STMPX
Class Y Prospectus | SIMT MID CAP FUND | Class Y
Prospectus:
Trading Symbol	SFDYX
Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SUSYX
Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SGLYX
Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class Y
Prospectus:
Trading Symbol	STMPX
Class Y Prospectus | SIMT REAL ESTATE FUND | Class Y
Prospectus:
Trading Symbol	SREYX
Class Y Prospectus | SIMT ENHANCED INCOME FUND | Class Y
Prospectus:
Trading Symbol	SNHYX
Class Y Prospectus | SIMT CORE FIXED INCOME FUND | Class Y
Prospectus:
Trading Symbol	SCFYX
Class Y Prospectus | SIMT U.S. Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	SUSWX
Class Y Prospectus | SIMT HIGH YIELD BOND FUND | Class Y
Prospectus:
Trading Symbol	SIYYX
Class Y Prospectus | SIMT Real Return Fund | Class Y
Prospectus:
Trading Symbol	SRYRX
Class Y Prospectus | SIMT Dynamic Asset Allocation Fund | Class Y
Prospectus:
Trading Symbol	SDYYX
Class Y Prospectus | SIMT Multi-Strategy Alternative Fund | Class Y
Prospectus:
Trading Symbol	SMUYX
Class Y Prospectus | SIMT Long/Short Alternative Fund | Class Y
Prospectus:
Trading Symbol	SLSFX
Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class Y
Prospectus:
Trading Symbol	SMOYX
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y
Prospectus:
Trading Symbol	SLIYX
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y
Prospectus:
Trading Symbol	SLFYX
Class Y Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class Y
Prospectus:
Trading Symbol	SMLYX